UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.5% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$1,099,660
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 27.0% (16.4% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	9/08 at 102.00	BBB	2,041,500
	Chatham College, Series 1998A, 5.250%, 9/01/18
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	212,480
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/12 at 100.00	AA–	3,144,900
	Mellon University, Series 2002, 5.125%, 3/01/32
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,127,864
	Morris University, Series 2006A, 4.750%, 2/15/26
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	AAA	2,046,640
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
945	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College,	5/17 at 100.00	AAA	926,100
	Series 2007G-G1, 4.500%, 5/01/37 – MBIA Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000,	11/10 at 101.00	AA	3,201,630
	5.750%, 11/15/29
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	1,813,848
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	886,696
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
790	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	AA	771,490
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	AA	242,030
1,000	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	N/R	1,016,380
	Misericordia Project, Series 1999, 6.000%, 5/01/19 – ACA Insured
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	AAA	611,658
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	AAA	581,869
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA	552,448
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	AAA	522,415
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	AAA	492,668
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	1,370,772
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
355	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	AA	353,726
	RAAI Insured
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	AAA	8,116,800
	Series 2001, 5.000%, 12/15/30 – MBIA Insured
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	5,306,650
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,397,446
	2006, 4.750%, 5/01/31
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	AA	5,040,850
	2001, 5.375%, 7/01/31 – RAAI Insured
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	4,085,520
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	334,070
	University, Series 2002, 5.000%, 1/01/20
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA	2,065,900
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	AA	3,071,841
	2003, 5.375%, 1/01/20 – RAAI Insured
785	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	AAA	794,153
	Series 2005EE1, 5.250%, 11/01/27 – XLCA Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29 (UB)	9/15 at 100.00	Aa2	6,763,835
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
510	5.250%, 1/01/27	1/17 at 100.00	BBB	490,176
860	5.375%, 1/01/32	1/17 at 100.00	BBB	810,344
2,830	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998,	9/08 at 100.00	Aaa	2,864,271
	5.000%, 9/15/28
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,792,972
	Bucknell University, Series 2002A, 5.250%, 4/01/18

64,635	Total Education and Civic Organizations			64,851,942

	Health Care – 11.7% (7.1% of Total Investments)
1,555	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	1,417,118
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	AAA	1,192,348
	2002, 5.250%, 11/01/15 – AMBAC Insured
1,280	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	AAA	1,267,187
	2007, 5.000%, 11/01/37 – CIFG Insured
	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster
	General Hospital Project, Series 2007A:
1,890	5.000%, 3/15/26	3/17 at 100.00	AA–	1,915,458
750	5.000%, 3/15/31	3/17 at 100.00	AA–	750,233
250	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BBB	261,138
	Hospital Project, Series 2002, 5.800%, 11/15/22
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,318,625
	Series 2004A, 5.500%, 11/01/24
5,345	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	5,475,204
	Series 2007, 5.000%, 11/01/30 – AGC Insured
710	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	BBB+	664,340
	Series 2007, 5.125%, 1/01/37
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	9,652,500
	Series 2001A, 6.000%, 1/15/31
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,	7/12 at 100.00	AAA	1,742,375
	Series 2002A, 5.250%, 7/01/13 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	529,027
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	369,486
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	1,546,245
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

27,155	Total Health Care			28,101,284

	Housing/Multifamily – 3.8% (2.3% of Total Investments)
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	AAA	4,887,450
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – XLCA Insured
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	3,222,846
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	792,784
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
285	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	2/08 at 100.00	A2	285,473
	7.125%, 8/01/13 (Alternative Minimum Tax)

9,385	Total Housing/Multifamily			9,188,553

	Housing/Single Family – 8.8% (5.4% of Total Investments)
9,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	8,586,810
	4.900%, 10/01/37 (Alternative Minimum Tax)
2,750	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	2,728,303
	4.950%, 10/01/26 (Alternative Minimum Tax)
3,495	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	3,460,644
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,293,266
	4.600%, 10/01/27 (Alternative Minimum Tax)
2,130	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	2,036,557
	4.850%, 10/01/31 (Alternative Minimum Tax)
960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/08 at 101.00	AAA	972,950
	6.250%, 10/01/28 (Alternative Minimum Tax)
2,140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,160,116
	5.450%, 10/01/32 (Alternative Minimum Tax)

21,830	Total Housing/Single Family			21,238,646

	Industrials – 4.4% (2.7% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A2	5,184,350
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	No Opt. Call	AAA	5,473,250
	2002, 5.500%, 7/01/12 – AMBAC Insured

10,000	Total Industrials			10,657,600

	Long-Term Care – 2.9% (1.7% of Total Investments)
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	1,211,830
	Ministries, Series 2007, 5.000%, 1/01/36
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	AA	1,509,495
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A+	1,571,824
840	5.000%, 11/01/36	11/16 at 100.00	A+	832,339
230	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities	5/08 at 102.00	N/R	222,364
	Revenue Bonds, Paul’s Run, Series 1998A, 5.875%, 5/15/28
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,534,305
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured

6,950	Total Long-Term Care			6,882,157

	Materials – 1.2% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,253,637
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	1,728,108
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

3,010	Total Materials			2,981,745

	Tax Obligation/General – 32.8% (20.0% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 –	5/11 at 100.00	Aaa	1,912,086
	FGIC Insured
2,200	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aaa	2,317,634
	5.000%, 5/15/23 – MBIA Insured
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	7,027,560
	Series 2002, 5.750%, 7/01/17
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	AAA	2,356,998
	0.000%, 9/01/30 – AMBAC Insured (4)
2,345	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	2,538,814
	Series 2007, 5.000%, 9/01/24
7,500	Montgomery County, Pennsylvania, General Obligation Bonds, Series 1999, 5.000%, 7/15/24	7/09 at 100.00	Aaa	7,665,675
4,960	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	4/17 at 100.00	AAA	5,165,096
	2007, 5.000%, 4/01/37 – FSA Insured
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds,	3/10 at 100.00	AAA	1,045,090
	Series 2000, 5.600%, 3/01/25 – MBIA Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,211,750
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – FSA Insured (UB)
4,830	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 9.417%, 3/01/27 (IF)	3/17 at 100.00	AA	5,222,244
4,000	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA	4,449,760
1,500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA	1,659,285
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aaa	1,585,050
	6/01/34 – FGIC Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,479,880
	Bonds, Series 2002A, 5.500%, 9/01/15 – FSA Insured
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aaa	1,135,826
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	Aaa	486,065
	District, Series 2003, 5.250%, 11/01/21 – FGIC Insured
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia	No Opt. Call	AAA	24,097,290
	School District, Series 2003, 5.500%, 6/01/28 – FSA Insured (UB)
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,563,214
	Series 2001A, 5.000%, 4/01/18 – FSA Insured

76,965	Total Tax Obligation/General			78,919,317

	Tax Obligation/Limited – 8.4% (5.1% of Total Investments)
3,500	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series	3/11 at 101.00	Aaa	3,559,255
	2001, 5.000%, 3/01/29 – FGIC Insured
8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	Aaa	8,834,412
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 – FGIC Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,977,479
	11/15/17 – FSA Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/09 at 101.00	AAA	4,043,040
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 – AMBAC Insured
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Aaa	854,488
	0.000%, 7/01/32 – FGIC Insured

22,065	Total Tax Obligation/Limited			20,268,674

	Transportation – 12.6% (7.7% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	678,794
	Series 2003, 5.250%, 7/01/17
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/10 at 100.00	Aaa	2,112,411
	Airport System, Series 2000A, 6.000%, 5/15/30 – MBIA Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	5,541,750
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	AAA	2,247,828
	AMBAC Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	AAA	4,067,345
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	AAA	3,090,066
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC	6/11 at 101.00	Aaa	5,024,850
	Insured (Alternative Minimum Tax)
3,600	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – MBIA	6/15 at 100.00	AAA	3,339,936
	Insured (Alternative Minimum Tax)
3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999,	9/09 at 101.00	AAA	3,361,930
	5.250%, 9/01/29 – FSA Insured
800	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	AA	797,496
	6/01/39 – RAAI Insured

29,665	Total Transportation			30,262,406

	U.S. Guaranteed – 33.4% (20.4% of Total Investments) (5)
3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	Aaa	3,864,140
	(Pre-refunded 5/01/11) – FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	Aaa	1,436,807
	11/01/20 (Pre-refunded 5/01/11) – FGIC Insured
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2001:
5,325	5.100%, 5/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	Aaa	5,830,449
1,465	5.100%, 5/01/21 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	Aaa	1,604,058
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	Aaa	1,586,942
	Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – MBIA Insured
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	AAA	5,502,900
	(Pre-refunded 12/01/11) – MBIA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds,	2/12 at 100.00	Aaa	6,946,111
	Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured
2,500	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1 (5)	2,818,975
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (5)	751,053
	University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)
3,650	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/41	7/11 at 101.00	AAA	3,994,195
	(Pre-refunded 7/15/11) – AMBAC Insured
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	12,100,011
	2001B, 5.250%, 10/01/30 (Pre-refunded 10/01/11) – FSA Insured
725	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	886,349
	MBIA Insured (ETM)
2,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aaa	2,820,675
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aaa	6,207,780
3,185	5.000%, 11/01/31 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aaa	3,525,572
1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District	5/09 at 100.00	A1 (5)	1,143,497
	Bonds, Center Triangle Project, Series 1999A, 6.100%, 5/01/19 (Pre-refunded 5/01/09)
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	Aaa	6,679,073
	2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (5)	1,098,614
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/10 at 100.00	AAA	2,189,740
	2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – MBIA Insured
415	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2 (5)	464,497
	Series 2003, 5.250%, 2/15/19 (Pre-refunded 2/15/13)
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	Aaa	3,679,770
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
4,175	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	5,286,886
	Bonds, Series 1985A, 9.500%, 11/15/14

71,775	Total U.S. Guaranteed			80,418,094

	Utilities – 7.3% (4.4% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Aaa	1,294,750
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
1,680	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,729,274
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
2,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	Aaa	2,407,109
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	728,014
	5.000%, 9/01/26 – FSA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	2,205,820
	2003, 5.375%, 7/01/19 – FSA Insured
5,490	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series 1998, 5.000%, 10/01/37 –	10/17 at 100.00	Aaa	5,468,644
	AMBAC Insured (UB)
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	3/12 at 101.00	Baa1	3,659,485
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

17,250	Total Utilities			17,493,096

	Water and Sewer – 7.2% (4.4% of Total Investments)
2,100	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	2,248,659
	5.000%, 12/01/21 – MBIA Insured
2,205	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,399,040
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AAA	5,058,000
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,145,200
	2004, 5.000%, 7/15/22 – FSA Insured
1,250	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,338,450
	4/01/20 – MBIA Insured
1,815	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%,	11/12 at 100.00	AAA	1,846,309
	11/01/31 – FGIC Insured
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,274,723
	7/01/23 – FSA Insured

16,520	Total Water and Sewer			17,310,381

$ 378,205	Total Long-Term Investments (cost $375,028,128) – 162.0%			389,673,555

	Short-Term Investments – 2.2% (1.3% of Total Investments)
1,650	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Variable Rate Demand		VMIG-1	1,650,000
	Obligations, Conemaugh Valley Memorial Hospital, Series 2005C, 6.500%, 7/01/29 – RAAI Insured (6)
3,675	Washington County Industrial Development Authority, Pennsylvania, Health Care Facilities		A-1	3,674,743
	Revenue Bonds, Variable Rate Demand Obligations, Presbyterian Senior Care Southminster
	Project, Series 2000, 5.000%, 1/01/30 – RAAI Insured (6)

$ 5,325	Total Short-Term Investments (cost $5,324,743)			5,324,743

	Total Investments (cost $380,352,871) – 164.2%			394,998,298

	Floating Rate Obligations – (10.5)%			(25,330,000)

	Other Assets Less Liabilities – 1.2%			2,925,218

	Preferred Shares, at Liquidation Value – (54.9)% (7)			(132,000,000)

	Net Assets Applicable to Common Shares – 100%			$240,593,516

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)

Goldman Sachs	$3,000,000	Receive	3-Month USD-LIBOR	5.593%	Semi-Annually	10/01/08	10/01/37	$(331,745)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Portion of investment, with an aggregate market value of $1,701,528, has been pledged to collateralize the net payment obligations under forward swap contracts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate dislosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.4)%.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $355,007,501.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$17,953,799
Depreciation	(3,293,635)

Net unrealized appreciation (depreciation) of investments	$14,660,164

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.